HSBC Holdings' subsidiaries, funds, joint ventures and associates - Funds (Details)	Dec. 31, 2025
Diversified Loan Fund – Direct Lending A S.a.r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Diversified Loan Fund – Direct Lending B S.a.r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Diversified Loan Fund – Syndicated Loan A S.a.r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Diversified Loan Fund – Syndicated Loan C S.a.r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC (Guernsey) Aggregator PCC Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC (Guernsey) Focus PCC Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC (Guernsey) GP PCC Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Alternative Investments Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC ASIA LIVING REAL ESTATE GP S.À R.L.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Asset Management (Fund Services UK) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Asset Management (India) Private Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	99.99%
HSBC Asset Management (Japan) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Climate Growth Partners GP S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Diversified Loan Fund – Master S.a.r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Diversified Loan Fund General Partner S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC European Senior Direct Lending 2023 HoldCo S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC European Senior Direct Lending Fund 2023 RAIF SICAV-S.A.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	99.60%
HSBC Financial Technology Venture Capital GP S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (Bermuda) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (Deutschland) GmbH
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (France)
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (Hong Kong) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (Malta) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (Malta) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (Singapore) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (Switzerland) AG
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (Taiwan) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (UK) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management (USA) Inc.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management Holdings (Bahamas) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Global Asset Management Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Investment Funds (Hong Kong) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Investment Funds (Luxembourg) SA
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Management (Guernsey) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Portfoy Yonetimi A.S.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Private Markets GP S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC RCF HoldCo S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC RCF SPV S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC REIM (France)
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC SDL UK 2020 HoldCo S.à r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC SDL UK 2020 LendCo S.à r.l.B137
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC SDL UK II HoldCo S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Trustees (India) Private Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	99.99%
HSBC USD Senior Direct Lending GP S.à.r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Korea Nova Solar 1 Inc
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Korea Nova Solar 2 Inc
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Red Hexagon Energy Transition Asia GP S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Red Hexagon ETA Master HoldCo Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Red Hexagon ETA Tekoma Japan Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Red Hexagon ETA Tekoma Operation Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Red Hexagon ETA Tekoma Taiwan Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
SilkRoad Fund Management S.à.r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Silkroad GP II Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Silkroad GP II S.a.r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Silkroad GP Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Silkroad GP SC S.a r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Silkroad Property Partners PTE. LTD.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Taiwan Nova Solar 1 Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Tekoma Energy Group Holdings Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	66.70%
Tekoma Energy Holdings Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Tekoma Energy Inc
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Tekoma Energy KK
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Tekoma Energy Korea Inc
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Tekoma Korea Holdings Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
Tekoma Korea Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	100.00%
HSBC Holdings | Diversified Loan Fund – Direct Lending A S.a.r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(48.00%)
HSBC Holdings | Diversified Loan Fund – Direct Lending B S.a.r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(48.00%)
HSBC Holdings | Diversified Loan Fund – Syndicated Loan A S.a.r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(48.00%)
HSBC Holdings | Diversified Loan Fund – Syndicated Loan C S.a.r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(48.00%)
HSBC Holdings | HSBC Diversified Loan Fund – Master S.a.r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(48.00%)
HSBC Holdings | HSBC European Senior Direct Lending 2023 HoldCo S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(99.60%)
HSBC Holdings | HSBC Global Asset Management (Deutschland) GmbH
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(99.99%)
HSBC Holdings | HSBC Global Asset Management (France)
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(99.99%)
HSBC Holdings | HSBC Global Asset Management (Malta) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(70.03%)
HSBC Holdings | HSBC Global Asset Management (Malta) Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(99.99%)
HSBC Holdings | HSBC REIM (France)
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(99.99%)
HSBC Holdings | HSBC SDL UK 2020 HoldCo S.à r.l
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(32.60%)
HSBC Holdings | HSBC SDL UK 2020 LendCo S.à r.l.B137
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(32.60%)
HSBC Holdings | HSBC SDL UK II HoldCo S.à r.l.
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(48.90%)
HSBC Holdings | Korea Nova Solar 1 Inc
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Korea Nova Solar 2 Inc
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Red Hexagon ETA Tekoma Japan Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Red Hexagon ETA Tekoma Operation Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Red Hexagon ETA Tekoma Taiwan Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Taiwan Nova Solar 1 Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Tekoma Energy Holdings Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Tekoma Energy Inc
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Tekoma Energy KK
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Tekoma Energy Korea Inc
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Tekoma Korea Holdings Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)
HSBC Holdings | Tekoma Korea Limited
Disclosure of Funds [Line Items]
Proportion of ownership interest in fund	(66.70%)